Expenses by nature (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Operating expense	R$ (16,316)	R$ (15,209)	R$ (15,475)
Cost of sales	(13,019)	(11,942)	(11,939)
Selling expenses	(2,699)	(2,572)	(2,809)
General and administrative expenses	(598)	(695)	(727)
Operating expense 1	(16,316)	(15,209)	(15,475)
Cost Of Inventories [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(12,047)	(10,972)	(10,959)
Personnel Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(2,227)	(2,220)	(2,263)
Outsourced Services [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(301)	(389)	(393)
Overhead Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(748)	(653)	(716)
Commercial Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	(586)	(514)	(588)
Other Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating expense	R$ (407)	R$ (461)	R$ (556)